CALVERT CAPITAL ACCUMULATION FUND

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND

CALVERT EMERGING MARKETS EQUITY FUND

CALVERT GLOBAL ENERGY SOLUTIONS FUND

CALVERT GLOBAL WATER FUND

CALVERT GREEN BOND FUND

CALVERT HIGH YIELD BOND FUND

CALVERT INCOME FUND

CALVERT INTERNATIONAL EQUITY FUND

CALVERT INTERNATIONAL OPPORTUNITIES FUND

CALVERT LONG-TERM INCOME FUND

CALVERT SHORT DURATION INCOME FUND

CALVERT SMALL CAP FUND

CALVERT ULTRA-SHORT INCOME FUND

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND

Supplement to Statements of Additional Information dated February 1, 2017

CALVERT BALANCED PORTFOLIO

CALVERT BOND PORTFOLIO

CALVERT EQUITY PORTFOLIO

Supplement to Statement of Additional Information dated February 1, 2017 as revised March 23, 2017

CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND

Supplement to Statement of Additional Information dated May 1, 2017

1.

The following is added as the penultimate paragraph under “Nonfundamental Investment Restrictions” in “Investment Restrictions”:

To the extent a registered open-end investment company acquires securities of a fund in reliance on Section 12(d)(1)(G) under the 1940 Act, such fund shall not acquire any securities of a registered open-end investment company in reliance on Sections 12(d)(1)(G) or 12(d)(1)(F) under the 1940 Act.

2.

The following replaces “Net Asset Value”:

NET ASSET VALUE

The net asset value (NAV) of the Fund is determined by State Street (as agent and custodian) by subtracting the liabilities of the Fund from the value of its total assets.  The Fund is closed for business and will not issue a net asset value on the following business holidays and any other business day that the Exchange is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s net asset value per share is readily accessible on the Calvert funds website (www.calvert.com).

The Board has approved procedures pursuant to which investments are valued for purposes of determining the Fund’s net asset value.  Listed below is a summary of the methods generally used to value investments (some or all of which may be held by the Fund) under the procedures.

•

Equity securities (including common stock, exchange-traded funds, closed end funds, preferred equity securities, exchange-traded notes and other instruments that trade on recognized stock exchanges) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded.

•

Most debt obligations are valued on the basis of market valuations furnished by a pricing service or at the mean of the bid and asked prices provided by recognized broker/dealers of such securities.  The pricing service may use a pricing matrix to determine valuation.

•

Short-term instruments with remaining maturities of less than 397 days are valued on the basis of market valuations furnished by a pricing service or based on dealer quotations.

•

Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange quotations supplied by a pricing service.

•

Senior and Junior Loans are valued on the basis of prices furnished by a pricing service.  The pricing service uses transactions and market quotations from brokers in determining values.

•

Futures contracts are valued at the settlement or closing price on the primary exchange or board of trade on which they are traded.

•

Exchange-traded options are valued at the mean of the bid and asked prices.  Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).

•

Non-exchange traded derivatives (including swap agreements, forward contracts and equity participation notes) are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

•

Precious metals are valued are valued at the New York Composite mean quotation.

•

Liabilities with a payment or maturity date of 364 days or less are stated at their principal value and longer dated liabilities generally will be carried at their fair value.

•

Valuations of foreign equity securities and total return swaps and exchange-traded futures contracts on non-North American equity indices may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. Such fair valuations may be based on information provided by a pricing service.

Investments which are unable to be valued in accordance with the foregoing methodologies are valued at fair value using methods determined in good faith by or at the direction of the members of the Board.  Such methods may include consideration of relevant factors, including but not limited to (i) the type of security, the existence of any contractual restrictions on the security’s disposition, (ii) the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, (iii) quotations or relevant information obtained from broker-dealers or other market participants, (iv) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (v) an analysis of the company’s or entity’s financial condition, (vi) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (vii) an analysis of the terms of any transaction involving the issuer of such securities; and (viii) any other factors deemed relevant by the investment adviser, or sub-adviser, if applicable.

July 19, 2017

CALVERT UNCONSTRAINED BOND FUND

Supplement to Statement of Additional Information dated April 13, 2017

1.

The following replaces the first paragraph under “Investment Company Securities” in “Supplemental Information on Principal Investment Policies and Risks”:

The Fund may invest in the securities of other investment companies, such as other mutual funds, exchange-traded funds (“ETFs”) or closed-end funds, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”).  With certain exceptions, such provisions generally permit the Fund to invest up to 5% of its assets in another investment company, up to 10% of its assets in investment companies generally and to hold up to 3% of the shares of another investment company.

2.

The following is added as the penultimate paragraph under “Nonfundamental Investment Restrictions” in “Investment Restrictions”:

To the extent a registered open-end investment company acquires securities of the fund in reliance on Section 12(d)(1)(G) under the 1940 Act, the fund shall not acquire any securities of a registered open-end investment company in reliance on Sections 12(d)(1)(G) or 12(d)(1)(F) under the 1940 Act.

3.

The following replaces “Net Asset Value”:

NET ASSET VALUE

The net asset value (NAV) of the Fund is determined by State Street (as agent and custodian) by subtracting the liabilities of the Fund from the value of its total assets.  The Fund is closed for business and will not issue a net asset value on the following business holidays and any other business day that the Exchange is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s net asset value per share is readily accessible on the Calvert funds website (www.calvert.com).

The Board has approved procedures pursuant to which investments are valued for purposes of determining the Fund’s net asset value.  Listed below is a summary of the methods generally used to value investments (some or all of which may be held by the Fund) under the procedures.

•

Equity securities (including common stock, exchange-traded funds, closed end funds, preferred equity securities, exchange-traded notes and other instruments that trade on recognized stock exchanges) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded.

•

Most debt obligations are valued on the basis of market valuations furnished by a pricing service or at the mean of the bid and asked prices provided by recognized broker/dealers of such securities.  The pricing service may use a pricing matrix to determine valuation.

•

Short-term instruments with remaining maturities of less than 397 days are valued on the basis of market valuations furnished by a pricing service or based on dealer quotations.

•

Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange quotations supplied by a pricing service.

•

Senior and Junior Loans are valued on the basis of prices furnished by a pricing service.  The pricing service uses transactions and market quotations from brokers in determining values.

•

Futures contracts are valued at the settlement or closing price on the primary exchange or board of trade on which they are traded.

•

Exchange-traded options are valued at the mean of the bid and asked prices.  Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).

•

Non-exchange traded derivatives (including swap agreements, forward contracts and equity participation notes) are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

•

Precious metals are valued are valued at the New York Composite mean quotation.

•

Liabilities with a payment or maturity date of 364 days or less are stated at their principal value and longer dated liabilities generally will be carried at their fair value.

•

Valuations of foreign equity securities and total return swaps and exchange-traded futures contracts on non-North American equity indices may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. Such fair valuations may be based on information provided by a pricing service.

Investments which are unable to be valued in accordance with the foregoing methodologies are valued at fair value using methods determined in good faith by or at the direction of the members of the Board.  Such methods may include consideration of relevant factors, including but not limited to (i) the type of security, the existence of any contractual restrictions on the security’s disposition, (ii) the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, (iii) quotations or relevant information obtained from broker-dealers or other market participants, (iv) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (v) an analysis of the company’s or entity’s financial condition, (vi) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (vii) an analysis of the terms of any transaction involving the issuer of such securities; and (viii) any other factors deemed relevant by the investment adviser.

July 19, 2017